Parent Company Only Financial Information (Tables)	12 Months Ended
Mar. 31, 2012
Parent Company Only Financial Information [Abstract]
Condensed Balance Sheets
	2011	2012
	(in millions)
Assets:
Cash and interest-earning deposits with banks	¥151,531	¥132,431
Investments in subsidiaries and affiliated companies	9,607,046	10,788,927
Investment in Morgan Stanley(1)	956,576	—	(1)
Other assets	97,435	66,227

Total assets	¥10,812,588	¥10,987,585

Liabilities and Shareholders' equity:
Short-term borrowings from subsidiaries	¥1,566,981	¥1,849,072
Long-term debt from subsidiaries and affiliated companies	792,203	383,903
Long-term debt	22	28
Other liabilities	117,683	171,424

Total liabilities	2,476,889	2,404,427

Total shareholders' equity	8,335,699	8,583,158

Total liabilities and shareholders' equity	¥10,812,588	¥10,987,585

Note:

(1)	Investment in Morgan Stanley at March 31, 2012 is included in Investments in subsidiaries and affiliated companies since Morgan Stanley became an affiliated company on June 30, 2011. See Note 2 for more information.

Condensed Statements Of Income

	2010	2011	2012
	(in millions)
Income:
Dividends from subsidiaries and affiliated companies	¥203,443	¥341,687	¥270,923
Dividends from Morgan Stanley(1)	78,244	71,216	—	(1)
Gain on conversion rate adjustment of Morgan Stanley's convertible preferred stock	—	—	139,320
Management fees from subsidiaries	17,522	16,510	16,708
Interest income	8	102	99
Foreign exchange gains—net	43,461	93,310	32,237
Other income	5,946	1,923	5,614

Total income	348,624	524,748	464,901

Expense:
Operating expenses	15,296	13,981	14,515
Interest expense to subsidiaries and affiliated companies	41,921	42,752	37,905
Interest expense	4,087	2,856	1,196
Other expense	1,326	934	923

Total expense	62,630	60,523	54,539

Equity in undistributed net income of subsidiaries and affiliated companies—net	622,107	52,751	55,139

Income before income tax expense	908,101	516,976	465,501
Income tax expense	39,439	64,331	49,270

Net income	¥868,662	¥452,645	¥416,231

Note:

(1)	Dividends from Morgan Stanley for the fiscal year ended March 31, 2012 are included in Dividends from subsidiaries and affiliated companies since Morgan Stanley became an affiliated company on June 30, 2011. See Note 2 for more information.

Condensed Statements Of Cash Flows

	2010	2011	2012
	(in millions)
Operating activities:
Net income	¥868,662	¥452,645	¥416,231
Adjustments and other	(643,734)	(111,730)	(133,368)

Net cash provided by operating activities	224,928	340,915	282,863

Investing activities:
Proceeds from sales and redemption of stock investment in subsidiaries and affiliated companies	1,526	250,000	17,371
Purchases of equity investments in subsidiaries and affiliated companies	(1,453,127)	(89,042)	(20,000)
Purchases of other investment securities	(5)	—	—
Net decrease (increase) in interest-earning deposits with banks	(49,663)	(70,502)	18,696
Other—net	(5,833)	(1,486)	(7,245)

Net cash provided by (used in) investing activities	(1,507,102)	88,970	8,822

Financing activities:
Net increase in short-term borrowings from subsidiaries	143,403	531,197	66,600
Proceeds from issuance of long-term debt to subsidiaries and affiliated companies	380,499	—	—
Repayment of long-term debt	(100,007)	(230,025)	(8)
Repayment of long-term debt to subsidiaries and affiliated companies	(12,800)	(295,652)	(169,710)
Proceeds from issuance of common stock, net of stock issue expenses	1,026,341	—	—
Proceeds from sales of treasury stock	30	4	3
Payments for acquisition of preferred stock	—	(250,000)	—
Payments to acquire treasury stock	(246)	(30)	(12)
Dividends paid	(149,551)	(190,455)	(187,616)
Other—net	(2,269)	(386)	(1,346)

Net cash provided by (used in) financing activities	1,285,400	(435,347)	(292,089)

Net increase (decrease) in cash and cash equivalents	3,226	(5,462)	(404)
Cash and cash equivalents at beginning of fiscal year	13,262	16,488	11,026

Cash and cash equivalents at end of fiscal year	¥16,488	¥11,026	¥10,622